UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Absolute Return Fund
Schedule of Investments
March 31, 2007 (unaudited)

	Number of Shares			Value
COMMON STOCKS: 52.4%
Basic Materials: 0.6%
	455	Huntsman Corp. *		$ 8,686
	3,742	Smurfit-Stone Container Corp. *		42,135
				50,821
Communications: 7.7%
	8,077	Cablevision Systems Corp.		245,783
	754	Checkfree Corp. *		27,966
	2,493	EchoStar Communications Corp. *		108,271
	1,848	Idearc, Inc. *		64,865
	2,861	Qwest Communications International, Inc. *		25,720
	650	Sprint Nextel Corp. *		12,324
	1,750	US Cellular Corp. *		128,538
				613,467
Consumer Cyclical: 14.2%
	5,463	AMR Corp. *		166,348
	613	Circuit City Stores, Inc.		11,359
	503	Dillards's, Inc.		16,463
	30,179	Ford Motor Co.		238,112
	4,135	General Motors Corp.		126,696
	7,873	Goodyear Tire & Rubber Co. *		245,559
	242	Hanesbrands, Inc. *		7,112
	8,333	Ingram Micro, Inc.*		160,910
	2,489	Tech Data Corp.*		89,131
	639	TRW Automotive Holdings Corp. *		22,250
	848	UAL Corp. *		32,368
	157	United Auto Group, Inc.		3,187
	175	WESCO International, Inc. *		10,987
				1,130,482
Consumer Non-Cyclical: 11.0%
	1,604	AmerisourceBergen Corp.		84,611
	3,493	Avis Budget Group, Inc. *		95,429
	1,741	Health Net, Inc.*		93,683
	280	Hertz Global Holding, Inc. *		6,636
	1,028	Humana, Inc. *		59,645
	2,021	Loews Corp-Carolina Group		152,808
	159	Manpower, Inc.		11,729
	4,549	McKesson Corp.		266,298
	5,178	Tyson Foods, Inc.		100,505
				871,344
Energy: 1.3%
	855	Global Industries Ltd. *		15,638
	376	Tesoro Corp. *		37,762
	618	Transocean, Inc. *		50,491
				103,891
Financial: 1.9%
	1,384	American Financial Group, Inc. *		47,111
	1,533	Conseco, Inc. *		26,521
	91	Hanover Insurance Group, Inc.		4,197
	46	Transatlantic Holdings, Inc. *		2,996
	3,120	Tri-Continental Corp.		70,824
				151,649
Industrial: 10.9%

	6,551	Arrow Electronics, Inc.*		247,300
	6,316	Avnet, Inc. *		228,260
	4,580	Crown Holdings, Inc.*		112,027
	929	Eastman Kodak Co.		20,958
	1,226	Flowserve Corp. *		70,115
	832	Jacobs Engineering Group, Inc. *		38,813
	1,632	Owens-Illinois, Inc. *		42,057
	1,051	Ryder System, Inc.		51,856
	562	Solectron Corp.*		1,770
	693	Terex Corp. *		49,730
				862,886
Technology: 4.8%
	4,851	Computer Sciences Corp. *		252,883
	3,638	Electronic Data Systems Corp.		100,700
	333	Fairchild Semiconductor International, Inc. *		5,568
	652	Nvidia Corp. *		18,764
	70	Spansion, Inc. *		853
				378,768
Total Common Stocks
(Cost: $4,044,705)				4,163,308

EXCHANGE TRADED FUNDS: 24.0%
	3,300	Gabelli Dividend & Income Trust		70,983
	1,150	iShares DJ Select Dividend Index Fund		57,857
	1,080	iShares Lehman 7-10YR Treasury Bond Fund		89,780
	1,000	iShares Lehman 20+YR Treasury Bond Fund		88,350
	3,200	iShares MSCI Canada Index Fund		83,680
	1,075	iShares S&P Global		79,593
	1,050	iShares S&P Global Materials Index Fund		65,908
	1,380	iShares S&P Global Technology Index Fund		78,812
	40,325	MFS Intermediate Income Trust		251,628
	40,900	MFS Multimarket Income Trust		250,308
	4,200	PowerShares Aerospace & Defense Portfolio		81,396
	4,000	PowerShares Dynamic Oil & Gas portfolio		84,240
	3,075	PowerShares Dynamic Technology Portfolio		81,487
	6,485	PowerShares Global Water Portfolio		121,205
	3,700	PowerShares International Dividend Portfolio		71,299
	4,600	Powershares Wilderhill Clean Energy ETF		86,572
	1,200	Street Tracks KBW Regional Banks ETF		57,504
	1,300	Vanguard Dividend Appreciation Index Fund		69,550
	850	Vanguard Materials VIPERs ETF		66,096
	1,140	WisdomTree DIEFA High-Yield Equity Fund		73,006
Total Exchange Traded Funds
(Cost: $1,313,612)				1,909,254
REPURCHASE AGREEMENT: 22.1%			Principal Amount
State Street Bank & Trust Co. 4.30% (dated 3/30/07, due 4/2/07, repurchase price $1,758,630, collateralized by $1,840,000 Federal National Mortgage Association, 3.25% due 02/15/09 with a value of $1,796,300)(Cost $1,758,000)			$1,758,000	1,758,000

Total Investments 98.5%
(Cost: $7,116,317) (a)				7,830,562

Other assets less liabilities: 1.5%				118,585
NET ASSETS: 100.0%				$7,949,147

	Number of Shares			Value
SECURITIES SOLD SHORT: (55.2)%
COMMON STOCKS: (51.6)%
Basic Materials: (0.6)%
	(508)	Cabot Corp.		$(24,247)
	(1,336)	Louisiana-Pacific Corp.		(26,800)
				(51,047)
Communication: (8.2)%
	(4,421)	CBS Corp. (Class B) *		(135,238)
	(482)	Ciena Corp. *		(13,484)
	(14,597)	Discovery Holding Co. (Class A) *		(279,241)
	(1)	JDS Uniphase Corp. *		(19)
	(911)	Juniper Networks, Inc. *		(17,928)
	(4,350)	Qualcomm, Inc.		(185,571)
	(593)	SBA Communications Corp. *		(17,523)
				(649,004)
Consumer Cyclical: (6.1)%
	(273)	Claire's Stores, Inc. *		(8,769)
	(1,898)	Fastenal Co.		(66,525)
	(1,451)	MDC Holdings, Inc.		(69,750)
	(222)	MSC Industrial Direct Co., Inc. *		(10,363)
	(16,750)	Southwest Airlines Co.		(246,225)
	(812)	Standard-Pacific Corp.		(16,946)
	(1,409)	Tiffany & Co.		(64,081)
				(482,659)
Consumer Non-Cyclical: (12.2)%
	(5,251)	Amylin Pharmaceuticals, Inc. *		(196,177)
	(762)	Apollo Group, Inc. *		(33,452)
	(7,670)	Boston Scientific Corp.*		(111,522)
	(1,685)	Brookdale Senior Living, Inc.		(75,252)
	(587)	Corporate Executive Board Corp. *		(44,589)
	(1,263)	Health Management Associates, Inc.		(13,729)
	(116)	J.M. Smucker Corp. *		(6,185)
	(3,004)	Merck & Co., Inc.		(132,687)
	(445)	Pharmaceutical Product Development, Inc. *		(14,992)
	(2,632)	Whole Foods Market, Inc.		(118,045)
	(3,947)	Wm. Wrigley Jr. Co.		(201,218)
	(403)	Wm. Wrigley Jr. Co. (Class B)		(20,472)
				(968,320)
Diversified: (1.3)%
	(3,541)	Leucadia National Corp. *		(104,176)
Energy: (0.6)%
	(1,941)	Spectra Energy Corp.		(50,990)
Financial: (3.8)%
	(503)	American Capital Strategies Ltd. *		(22,288)
	(114)	BlackRock, Inc. *		(17,819)
	(111)	East West Bancorp, Inc. *		(4,081)
	(18,811)	Hudson City Bancorp, Inc. *		(257,334)
				(301,522)
Industrial: (3.6)%
	(13,952)	Gentex Corp.		(226,720)
	(894)	Overseas Shipholding Group		(55,964)
				(282,684)
Technology: (14.0)%
	(2,238)	First Data Corp.		(60,202)
	(3,993)	Linear Technology Corp.		(126,139)
	(6,353)	Paychex, Inc. *		(240,588)
	(3,194)	PMC-Sierra, Inc. *		(22,390)
	(6,918)	Rambus, Inc. *		(147,008)
	(6,306)	Red Hat, Inc. *		(144,597)
	(555)	Riverbed Technology, Inc. *		(15,340)
	(2,024)	Salesforce.com, Inc. *		(86,668)
	(5,165)	SanDisk Corp. *		(226,227)
	(1,429)	Silicon Laboratories, Inc. *		(42,756)
				(1,111,915)
Utilities: (1.2)%
	(2,466)	Aqua America Inc. *		(55,362)
	(2,055)	Duke Energy Corp.		(41,696)
				(97,058)
Total Common Stocks
(Proceeds: $4,161,002)				(4,099,375)

EXCHANGE TRADED FUNDS: (3.6)%
	(1,910)	iShares MSCI EAFE Index Fund		(145,829)
	(990)	SPDR Trust Series 1		(140,630)
Total Exchange Traded Funds
(Proceeds: $280,567)				(286,459)

Total Securities Sold Short
(Proceeds: $4,441,569)				$ (4,385,834)

Glossary:
* Non-Income Producing
(a) Securities segregated for securities sold short with a market value of $7,830,562.

The aggregate cost of investments owned for Federal income tax purposes was $7,148,429, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$712,579
Gross Unrealized Depreciation	(30,446)
Net Unrealized Appreciation	$682,133

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: May 29, 2007